Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock Based Compensation [Abstract]
Schedule of Share-based Payment Award, Restricted Stock, Valuation Assumptions [Table Text Block]
The following is a summary of the key assumptions used in the valuation calculations for market based awards granted during the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Risk free rate	0.65% - 1.57%	0.49% - 1.27%	0.10% - 1.05%
Dividend yield	3.573%	3.634%	3.932%
Volatility	20.43% - 21.85%	18.41% - 19.45%	15.41% - 16.04%
Requisite service period	3 years	3 years	3 years

Nonvested Restricted Stock Shares Activity [Table Text Block]
A summary of the status of the nonvested restricted shares as of December 31, 2017, and the changes for the year ended December 31, 2017, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2017	225,624	$71.61
Issued	106,113	87.09
Vested	(147,687)	70.90
Forfeited	(3,358)	84.97
Nonvested at December 31, 2017	180,692	$81.13

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following is a summary of the key assumptions used in the Monte Carlo valuation calculations for stock options granted during the year ended December 31, 2016:

2016
Risk free rate	0.64% - 2.63%
Dividend yield	3.81%
Volatility	21.02% - 21.57%
Expected term	1.11 - 2.11 years

Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the stock options as of December 31, 2017 and the changes for the year ended December 31, 2017 is presented below:

Stock Options	Options	Weighted Average Exercise Price
Outstanding at January 1, 2017	147,282	$76.16
Granted	—	—
Exercised	(21,006)	64.92
Expired	(17,838)	109.05
Outstanding at December 31, 2017	108,438	$72.93